Contingencies, Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments - Leases
The Company, as lessee, has entered into various lease and sublease agreements for office space, information technology, aircrafts, automobiles, and other equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

Amount
(In millions)
2015	$308
2016	247
2017	190
2018	165
2019	130
Thereafter	731
Total	$1,771

Asbestos Related Claims [Member]
Loss Contingencies [Line Items]
Schedule of Loss Contingencies by Contingency
The approximate total number of asbestos personal injury claims pending against MLIC as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

	December 31,
	2014	2013	2012
	(In millions, except number of claims)
Asbestos personal injury claims at year end	68,460	67,983	65,812
Number of new claims during the year	4,636	5,898	5,303
Settlement payments during the year (1)	$46.0	$37.0	$36.4
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(1)
Settlement payments represent payments made by MLIC during the year in connection with settlements made in that year and in prior years. Amounts do not include MLIC’s attorneys’ fees and expenses and do not reflect amounts received from insurance carriers.

Insurance-related Assessments [Member]
Loss Contingencies [Line Items]
Schedule of Loss Contingencies by Contingency
Assets and liabilities held for insolvency assessments were as follows:

	December 31,
	2014	2013
	(In millions)
Other Assets:
Premium tax offset for future undiscounted assessments	$50	$60
Premium tax offsets currently available for paid assessments	84	69
Receivable for reimbursement of paid assessments (1)	—	5
	$134	$134
Other Liabilities:
Insolvency assessments	$73	$93

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(1)	The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.